Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 8, 2018

Global Real Estate Portfolio (Class IR)
(the "Fund")

The maximum expense ratio of the Class IR shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee[1]	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[2]	13.92%
Total Annual Fund Operating Expenses[3]	14.72%
Fee Waiver and/or Expense Reimbursement[3]	13.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.94%

The Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years
Class IR	$96	$2,869

If You HELD Your Shares

	1 Year	3 Years
Class IR	$96	$2,869

The footnotes following the Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

1  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

2  Other Expenses have been estimated for the current fiscal year.

3  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.94% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratio for Class IR shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class IR
Global Real Estate	0.94%

Please retain this supplement for future reference.

  IFIGREIRADVPROSPT

Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 8, 2018

U.S. Real Estate Portfolio (Class IR)
(the "Fund")

The maximum expense ratio of the Class IR shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee[1]	0.70%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[2]	13.94%
Total Annual Fund Operating Expenses[3]	14.64%
Fee Waiver and/or Expense Reimbursement[3]	13.81%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.83%

The Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years
Class IR	$85	$2,848

If You HELD Your Shares

	1 Year	3 Years
Class IR	$85	$2,848

The footnotes following the Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

1  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

2  Other Expenses have been estimated for the current fiscal year.

3  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.83% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratio for Class IR shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class IR
U.S. Real Estate	0.83%

Please retain this supplement for future reference.

  IFIUSREIRADVPROSPT

Statement of Additional Information Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 8, 2018

Global Real Estate Portfolio (Class IR)

U.S. Real Estate Portfolio (Class IR)
(the "Funds")

The maximum expense ratio of the Class IR shares and the contractual advisory fee rates of the Funds have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for each Fund is hereby deleted and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class IS	Expense Cap Class IR
Global Real Estate	0.80% of the portion of the daily net assets not exceeding $2 billion; and 0.75% of the portion of the daily net assets exceeding $2 billion.	*	0.94%
U.S. Real Estate	0.70% of the portion of the daily net assets not exceeding $500 million; 0.65% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% of the portion of the daily net assets exceeding $1 billion.	*	0.83%

Please retain this supplement for future reference.